Earnings (loss) earnings per share - Narrative (Details) - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Share options
Disclosure of instruments with potential future dilutive effect not included in calculation of diluted earnings per share [line items]
Number of potential ordinary shares that are antidilutive in period (in shares)	1,873,502	2,765,436
Number of antidilutive instruments during period (in shares)		533,971
Restricted share units
Disclosure of instruments with potential future dilutive effect not included in calculation of diluted earnings per share [line items]
Number of antidilutive instruments during period (in shares)		264,835
Performance share units
Disclosure of instruments with potential future dilutive effect not included in calculation of diluted earnings per share [line items]
Number of antidilutive instruments during period (in shares)	35,232